Consolidated Balance Sheets R$ in Thousands, $ in Thousands	Mar. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Statement [LineItems]
Cash	R$ 249,950	R$ 109,922	R$ 68,407
Financial assets	56,217,071	41,888,778	16,582,616
Fair value through profit or loss	33,606,516	26,528,396	7,983,002
Securities	25,091,723	22,443,392	6,290,971
Derivative financial instruments	8,514,793	4,085,004	1,692,031
Fair value through other comprehensive income	4,896,387	2,616,118	695,778
Securities	4,896,387	2,616,118	695,778
Evaluated at amortized cost	17,714,168	12,744,264	7,903,836
Securities	1,267,826	2,266,971	155,292
Securities purchased under agreements to resell	14,916,794	9,490,090	6,570,609
Securities trading and intermediation	1,015,785	504,983	898,312
Accounts receivable	424,702	462,029	219,200
Loan operations	63,589	386
Other financial assets	25,472	19,805
Other assets	602,934	643,619	316,777
Recoverable taxes	226,645	243,320	183,350
Rights-of-use assets	236,136	227,478	133,870
Prepaid expenses	105,495	89,684	96,723
Other	34,659	83,137	36,704
Deferred tax assets	261,512	284,533	152,425
Property and equipment	154,548	142,464	99,127
Intangible assets	559,801	553,452	504,915
Total assets	58,045,816	43,622,768	17,724,267
Financial liabilities	44,627,989	31,842,054	15,216,037
Fair value through profit or loss	8,247,206	5,250,943	2,250,978
Securities loaned	721,131	2,021,707	1,259,579
Derivative financial instruments	7,526,075	3,229,236	991,399
Evaluated at amortized cost	36,380,783	26,591,111	12,965,059
Securities sold under repurchase agreements	21,111,301	15,638,407	6,640,694
Securities trading and intermediation	13,333,539	9,114,546	5,306,628
Borrowings and lease liabilities	644,439	637,484	469,609
Debentures	844,361	835,230	406,538
Accounts payables	265,197	266,813	134,579
Structured operations certificates	150,461	19,474
Other financial liabilities	31,485	98,631	7,011
Other liabilities	5,811,128	4,619,623	404,493
Social and statutory obligations	274,752	492,723	251,690
Taxes and social security obligations	170,422	345,331	103,121
Private pension liabilities	5,155,088	3,759,090	16,059
Provisions and contingent liabilities	14,897	15,193	17,474
Other	195,969	7,286	16,149
Deferred tax liabilities		5,132	12,025
Total liabilities	50,439,117	36,466,809	15,632,555
Equity attributable to owners of the Parent company	7,604,948	7,153,396	2,084,777
Issued capital	23	23	21
Capital reserve	6,966,667	6,943,446	1,875,591
Other comprehensive income	241,398	209,927	209,165
Retained earnings	396,860
Non-controllinginterest	1,751	2,563	6,935
Total equity	7,606,699	7,155,959	2,091,712
Total liabilities and equity	R$ 58,045,816	43,622,768	17,724,267
Previously Reported [Member]
Statement [LineItems]
Other financial assets		20,191	60,423
Other financial liabilities		R$ 98,631	R$ 7,011